Consolidated Statements of Cash Flows (Parentheticals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement of Cash Flows [Abstract]
Proceeds from issuance costs paid	¥ 15,917	¥ 15,917	¥ 15,917